UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund

December 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 97.1%

	Aerospace & Defense – 1.5%

23	Alliant Techsystems Inc., (2)	$2,030

20	Esterline Technologies Corporation, (2)	815

49	GeoEye, Inc., (2)	1,366

177	Raytheon Company	9,119
	Total Aerospace & Defense	13,330
	Air Freight & Logistics – 1.2%

45	FedEx Corporation	3,755

114	United Parcel Service, Inc., Class B	6,540
	Total Air Freight & Logistics	10,295
	Beverages – 2.0%

11	Boston Beer Company, (2)	513

47	Coca-Cola Company	2,679

276	Coca-Cola Enterprises Inc.	5,851

132	Dr. Pepper Snapple Group	3,736

105	Molson Coors Brewing Company, Class B	4,742
	Total Beverages	17,521
	Biotechnology – 2.0%

46	Alnylam Pharmaceuticals, Inc., (2)	811

136	Amgen Inc., (2)	7,694

114	BioMarin Pharmaceutical Inc., (2)	2,144

105	Gilead Sciences, Inc., (2)	4,544

91	ISIS Pharmaceuticals, Inc., (2)	1,010

34	Medivation, Inc., (2)	1,280
	Total Biotechnology	17,483
	Building Products – 0.3%

58	Apogee Enterprises, Inc.	812

103	Masco Corporation	1,422
	Total Building Products	2,234
	Capital Markets – 3.2%

20	Affiliated Managers Group Inc., (2)	1,347

61	Ameriprise Financial, Inc.	2,368

41	Goldman Sachs Group, Inc.	6,922

161	Invesco LTD	3,782

56	Lazard Limited	2,126

211	Legg Mason, Inc.	6,364

20	Piper Jaffray Companies, (2)	1,012

30	Stifel Financial Corporation, (2)	1,777

45	T. Rowe Price Group Inc.	2,396
	Total Capital Markets	28,094
	Chemicals – 2.2%

140	Celanese Corporation, Series A	4,494

52	Eastman Chemical Company	3,132

41	Lubrizol Corporation	2,991

21	Minerals Technologies Inc.	1,144

58	Mosaic Company	3,464

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

December 31, 2009

Shares	Description (1)	Value
	Chemicals (continued)

42	Scotts Miracle Gro Company	$1,651

110	Solutia Inc., (2)	1,397

31	Westlake Chemical Corporation	773
	Total Chemicals	19,046
	Commercial & Professional Services – 0.5%

163	Corrections Corporation of America, (2)	4,002
	Commercial Banks – 1.5%

136	BB&T Corporation	3,450

38	Commerce Bancshares Inc.	1,471

64	Community Bank System Inc.	1,236

46	First Financial Bancorp.	670

26	Hancock Holding Company	1,139

59	SunTrust Banks, Inc.	1,197

17	SVB Financial Group, (2)	709

36	UMB Financial Corporation	1,417

79	Wells Fargo & Company	2,132
	Total Commercial Banks	13,421
	Commercial Services & Supplies – 0.8%

96	EnergySolutions Inc.	815

109	Republic Services, Inc.	3,086

53	Stericycle Inc., (2)	2,924
	Total Commercial Services & Supplies	6,825
	Communications Equipment – 2.3%

244	CommScope Inc., (2)	6,473

18	Comtech Telecom Corporation, (2)	631

66	Interdigital Inc., (2)	1,752

47	Plantronics Inc.	1,221

226	QUALCOMM, Inc.	10,455
	Total Communications Equipment	20,532
	Computers & Peripherals – 6.5%

93	Apple, Inc., (2)	19,609

124	Hewlett-Packard Company	6,387

77	International Business Machines Corporation (IBM)	10,079

75	Network Appliance Inc., (2)	2,579

324	Seagate Technology	5,894

278	Western Digital Corporation, (2)	12,274
	Total Computers & Peripherals	56,822
	Consumer Finance – 0.4%

91	Capital One Financial Corporation	3,489
	Containers & Packaging – 0.4%

95	Packaging Corp. of America	2,186

31	Rock-Tenn Company	1,563
	Total Containers & Packaging	3,749
	Diversified Financial Services – 2.9%

777	Bank of America Corporation	11,702

2	Nuveen Investments

Shares	Description (1)	Value
	Diversified Financial Services (continued)

7	CME Group, Inc.	$2,352

245	JPMorgan Chase & Co.	10,209

70	PHH Corporation, (2)	1,128
	Total Diversified Financial Services	25,391
	Diversified REIT – 0.1%

14	PS Business Parks Inc.	701
	Diversified Telecommunication Services – 0.3%

48	Cbeyond Inc., (2)	756

53	CenturyTel, Inc.	1,919
	Total Diversified Telecommunication Services	2,675
	Electric Utilities – 1.9%

225	Exelon Corporation	10,996

84	FPL Group, Inc.	4,437

86	Great Plains Energy Incorporated	1,668
	Total Electric Utilities	17,101
	Electrical Equipment – 0.3%

117	GrafTech International Ltd., (2)	1,819

38	Harbin Electric, Inc., (2)	781
	Total Electrical Equipment	2,600
	Electronic Components – 0.8%

346	Corning Incorporated	6,681
	Electronic Equipment & Instruments – 0.1%

36	Multi Fineline Electronix, Inc., (2)	1,021
	Energy Equipment & Services – 2.3%

124	Cooper Cameron Corporation, (2)	5,183

122	FMC Technologies Inc., (2)	7,056

112	Halliburton Company	3,370

149	Pride International Inc., (2)	4,755
	Total Energy Equipment & Services	20,364
	Food & Staples Retailing – 1.5%

239	Wal-Mart Stores, Inc.	12,774
	Food Products – 1.2%

83	Archer-Daniels-Midland Company	2,599

76	Campbell Soup Company	2,569

160	Hershey Foods Corporation	5,726
	Total Food Products	10,894
	Gas Utilities – 0.2%

33	National Fuel Gas Company	1,650
	Health Care Equipment & Supplies – 2.5%

139	Baxter International, Inc.	8,157

71	Becton, Dickinson and Company	5,599

66	Covidien PLC	3,161

45	ev3, Inc., (2)	600

55	Inverness Medical Innovation, (2)	2,283

49	Masimo Corporation, (2)	1,491

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

December 31, 2009

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

13	Steris Corporation	$364
	Total Health Care Equipment & Supplies	21,655
	Health Care Providers & Services – 3.5%

32	Centene Corporation, (2)	677

74	Community Health Systems, Inc., (2)	2,634

118	Coventry Health Care, Inc., (2)	2,866

26	Emergency Medical Services Corporation, (2)	1,408

120	Express Scripts, Inc., (2)	10,374

86	HealthSouth Corporation, (2)	1,614

24	Laboratory Corporation of America Holdings, (2)	1,796

94	McKesson HBOC Inc.	5,875

66	Quest Diagnostics Incorporated	3,985
	Total Health Care Providers & Services	31,229
	Hotels, Restaurants & Leisure – 0.6%

84	Las Vegas Sands, (2)	1,255

184	Starbucks Corporation, (2)	4,243
	Total Hotels, Restaurants & Leisure	5,498
	Household Durables – 1.0%

43	Meritage Corporation, (2)	831

396	Newell Rubbermaid Inc.	5,944

104	Tempur Pedic International Inc., (2)	2,458
	Total Household Durables	9,233
	Household Products – 0.6%

62	Colgate-Palmolive Company	5,093
	Industrial Power Producers & Energy Traders – 0.8%

194	Constellation Energy Group	6,823
	Insurance – 2.6%

50	Ace Limited	2,520

131	Allstate Corporation	3,935

42	Arch Capital Group Limited, (2)	3,005

41	Aspen Insurance Holdings Limited	1,043

61	Delphi Financial Group, Inc.	1,365

83	Prudential Financial, Inc.	4,130

85	Travelers Companies, Inc.	4,238

109	WR Berkley Corporation	2,686
	Total Insurance	22,922
	Internet & Catalog Retail – 1.8%

63	Amazon.com, Inc., (2)	8,475

116	NetFlix.com Inc., (2)	6,396

43	Nutri System Inc.	1,340
	Total Internet & Catalog Retail	16,211
	Internet Software & Services – 2.2%

80	Equinix Inc., (2)	8,492

15	Google Inc., Class A, (2)	9,300

85	Rackspace Hosting Inc., (2)	1,772
	Total Internet Software & Services	19,564

4	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 3.1%

38	MasterCard, Inc.	$9,727

82	VeriFone Holdings Inc., (2)	1,343

167	Visa Inc.	14,605

51	Wright Express Corporation, (2)	1,625
	Total IT Services	27,300
	Leisure Equipment & Products – 0.6%

176	Hasbro, Inc.	5,643
	Life Sciences Tools & Services – 1.4%

9	Bio-Rad Laboratories Inc., (2)	868

146	Illumina Inc., (2)	4,475

73	Life Technologies Corporation, (2)	3,813

45	Millipore Corporation, (2)	3,256
	Total Life Sciences Tools & Services	12,412
	Machinery – 3.4%

73	Caterpillar Inc.	4,160

36	Cummins Inc.	1,651

81	Donaldson Company, Inc.	3,446

85	Flowserve Corporation	8,035

216	Oshkosh Truck Corporation	7,998

85	Terex Corporation, (2)	1,684

67	Timken Company	1,589

89	Trinity Industries Inc.	1,552
	Total Machinery	30,115
	Marine – 0.1%

64	Genco Shipping and Trading Limited, (2)	1,432
	Media – 2.7%

202	Cablevision Systems Corporation	5,216

310	Comcast Corporation, Class A	5,227

214	DIRECTV Group, Inc., (2)	7,137

152	Scripps Networks Interactive, Class A Shares	6,308
	Total Media	23,888
	Metals & Mining – 3.4%

49	Cliffs Natural Resources Inc.	2,258

132	Freeport-McMoRan Copper & Gold, Inc., (2)	10,598

260	Steel Dynamics Inc.	4,607

101	United States Steel Corporation	5,567

97	Walter Industries Inc.	7,305
	Total Metals & Mining	30,335
	Mortgage REIT – 1.0%

419	Annaly Capital Management Inc.	7,270

57	Hatteras Financial Corp.	1,594
	Total Mortgage REIT	8,864
	Multiline Retail – 0.8%

83	Big Lots, Inc., (2)	2,405

286	Federated Department Stores, Inc.	4,793
	Total Multiline Retail	7,198

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

December 31, 2009

Shares	Description (1)	Value
	Multi-Utilities – 0.4%

75	PG&E Corporation	$3,349
	Office REIT – 0.3%

197	Duke Realty Corporation	2,397
	Oil, Gas & Consumable Fuels – 7.5%

136	Alpha Natural Resources Inc., (2)	5,900

48	Anadarko Petroleum Corporation	2,996

140	Chesapeake Energy Corporation	3,623

145	Cimarex Energy Company	7,681

19	Comstock Resources Inc., (2)	771

204	Continental Resources Inc., (2)	8,750

65	Devon Energy Corporation	4,778

35	EOG Resources, Inc.	3,406

88	Hess Corporation	5,324

34	McMoran Exploration Corporation, (2)	273

67	Newfield Exploration Company, (2)	3,231

117	Occidental Petroleum Corporation	9,518

106	Petrohawk Energy Corporation, (2)	2,543

80	Rosetta Resources, Inc., (2)	1,594

99	SandRidge Energy Inc., (2)	934

43	Stone Energy Corporation, (2)	776

91	Valero Energy Corporation	1,524

8	Whiting Petroleum Corporation, (2)	572

60	World Fuel Services Corporation	1,607
	Total Oil, Gas & Consumable Fuels	65,801
	Paper & Forest Products – 0.0%

40	Buckeye Technologies Inc., (2)	390
	Personal Products – 0.8%

103	Estee Lauder Companies Inc., Class A	4,981

55	Mead Johnson Nutrition Company, Class A Shares	2,404
	Total Personal Products	7,385
	Pharmaceuticals – 1.9%

225	Bristol-Myers Squibb Company	5,681

44	Johnson & Johnson	2,834

71	Perrigo Company	2,829

133	Watson Pharmaceuticals Inc., (2)	5,268
	Total Pharmaceuticals	16,612
	Professional Services – 0.1%

39	TrueBlue Inc., (2)	578

	Residential REIT – 0.1%

25	Equity Lifestyles Properties Inc.	1,262
	Retail REIT – 1.0%

95	Inland Real Estate Corporation	774

261	Kimco Realty Corporation	3,531

39	Simon Property Group, Inc.	3,112

39	Tanger Factory Outlet Centers	1,521
	Total Retail REIT	8,938

6	Nuveen Investments

Shares	Description (1)	Value
	Road & Rail – 1.6%

141	CSX Corporation	$6,837

47	Kansas City Southern Industries, (2)	1,565

102	Norfolk Southern Corporation	5,347
	Total Road & Rail	13,749
	Semiconductors & Equipment – 5.6%

324	Broadcom Corporation, Class A, (2)	10,190

785	Intel Corporation	16,013

211	KLA-Tencor Corporation	7,630

310	Marvell Technology Group Ltd., (2)	6,433

55	Monolithic Power Systems, Inc., (2)	1,318

207	Novellus Systems, Inc., (2)	4,831

104	ON Semiconductor Corporation, (2)	916

79	Xilinx, Inc.	1,980
	Total Semiconductors & Equipment	49,311
	Software – 3.2%

16	Advent Software Inc., (2)	652

60	Ansys Inc., (2)	2,608

42	Citrix Systems, (2)	1,748

69	CommVault Systems, Inc., (2)	1,635

32	JDA Software Group, (2)	815

26	Manhattan Associates Inc., (2)	625

153	Rovi Corporation, (2)	4,876

128	Salesforce.com, Inc., (2)	9,443

131	Sybase, Inc., (2)	5,685
	Total Software	28,087
	Specialized REIT – 0.3%

59	Health Care Property Investors Inc.	1,802

37	LaSalle Hotel Properties	786
	Total Specialized REIT	2,588
	Specialty Retail – 2.5%

134	Abercrombie & Fitch Co., Class A	4,670

173	Chico’s FAS, Inc., (2)	2,431

64	Guess Inc.	2,707

211	Home Depot, Inc.	6,104

26	J. Crew Group Inc., (2)	1,163

74	PetSmart Inc.	1,975

70	Stein Mart, Inc., (2)	746

98	Williams-Sonoma Inc.	2,036
	Total Specialty Retail	21,832
	Textiles, Apparel & Luxury Goods – 0.2%

28	Fossil Inc., (2)	940

18	Steven Madden Limited, (2)	742
	Total Textiles, Apparel & Luxury Goods	1,682
	Thrifts & Mortgage Finance – 0.9%

571	Hudson City Bancorp, Inc.	7,840

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

December 31, 2009

Shares	Description (1)	Value
	Tobacco – 1.6%

288	Philip Morris International	$13,878
	Wireless Telecommunication Services – 0.6%

142	Crown Castle International Corporation, (2)	5,544
	Total Investments (cost $744,138) – 97.1%	855,333
	Other Assets Less Liabilities – 2.9%	25,211
	Net Assets – 100%	$880,544

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$855,333	$—	$—	$855,333

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $748,743.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$127,311
Depreciation	(20,721)
Net unrealized appreciation (depreciation) of investments	$106,590

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

December 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 98.5%

	Aerospace & Defense – 1.9%

2,750	Raytheon Company	$141,680
	Air Freight & Logistics – 2.0%

2,580	United Parcel Service, Inc., Class B	148,015
	Beverages – 2.1%

1,085	Coca-Cola Company	61,845

4,490	Coca-Cola Enterprises Inc.	95,188
	Total Beverages	157,033
	Biotechnology – 2.5%

1,530	Amgen Inc., (2)	86,552

2,360	Gilead Sciences, Inc., (2)	102,141
	Total Biotechnology	188,693
	Capital Markets – 1.5%

326	Goldman Sachs Group, Inc.	55,042

1,035	T. Rowe Price Group Inc.	55,114
	Total Capital Markets	110,156
	Chemicals – 1.7%

1,340	Celanese Corporation, Series A	43,014

1,350	Mosaic Company	80,636
	Total Chemicals	123,650
	Commercial Services & Supplies – 0.9%

1,231	Stericycle Inc., (2)	67,914
	Communications Equipment – 4.2%

2,553	CommScope Inc., (2)	67,731

5,203	QUALCOMM, Inc.	240,691
	Total Communications Equipment	308,422
	Computers & Peripherals – 10.2%

1,798	Apple, Inc., (2)	379,124

1,429	Hewlett-Packard Company	73,608

1,438	International Business Machines Corporation (IBM)	188,234

2,592	Western Digital Corporation, (2)	114,437
	Total Computers & Peripherals	755,403
	Electric Utilities – 1.7%

2,637	Exelon Corporation	128,870
	Electronic Components – 1.0%

3,830	Corning Incorporated	73,957
	Energy Equipment & Services – 3.0%

2,864	Cooper Cameron Corporation, (2)	119,715

1,844	FMC Technologies Inc., (2)	106,657
	Total Energy Equipment & Services	226,372
	Food & Staples Retailing – 2.4%

3,373	Wal-Mart Stores, Inc.	180,287
	Food Products – 2.3%

1,910	Archer-Daniels-Midland Company	59,802

990	Campbell Soup Company	33,462

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

December 31, 2009

Shares	Description (1)	Value
	Food Products (continued)

2,227	Hershey Foods Corporation	$79,704
	Total Food Products	172,968
	Health Care Equipment & Supplies – 5.0%

3,188	Baxter International, Inc.	187,072

1,641	Becton, Dickinson and Company	129,409

1,280	Inverness Medical Innovation, (2)	53,133
	Total Health Care Equipment & Supplies	369,614
	Health Care Providers & Services – 5.1%

2,740	Coventry Health Care, Inc., (2)	66,555

2,047	Express Scripts, Inc., (2)	176,963

2,170	McKesson HBOC Inc.	135,625
	Total Health Care Providers & Services	379,143
	Hotels, Restaurants & Leisure – 1.7%

1,930	Las Vegas Sands, (2)	28,834

4,230	Starbucks Corporation, (2)	97,544
	Total Hotels, Restaurants & Leisure	126,378
	Household Products – 1.6%

1,427	Colgate-Palmolive Company	117,228
	Internet & Catalog Retail – 4.1%

1,434	Amazon.com, Inc., (2)	192,902

2,000	NetFlix.com Inc., (2)	110,280
	Total Internet & Catalog Retail	303,182
	Internet Software & Services – 5.1%

1,495	Equinix Inc., (2)	158,694

358	Google Inc., Class A, (2)	221,953
	Total Internet Software & Services	380,647
	IT Services – 4.3%

641	MasterCard, Inc.	164,083

1,799	Visa Inc.	157,341
	Total IT Services	321,424
	Life Sciences Tools & Services – 2.9%

1,730	Illumina Inc., (2)	53,025

1,670	Life Technologies Corporation, (2)	87,224

1,033	Millipore Corporation, (2)	74,738
	Total Life Sciences Tools & Services	214,987
	Machinery – 2.2%

1,210	Donaldson Company, Inc.	51,473

1,215	Flowserve Corporation	114,854
	Total Machinery	166,327
	Media – 3.2%

4,853	DIRECTV Group, Inc., (2)	161,848

1,910	Scripps Networks Interactive, Class A Shares	79,265
	Total Media	241,113

10	Nuveen Investments

Shares	Description (1)			Value
	Metals & Mining – 3.4%

1,456	Freeport-McMoRan Copper & Gold, Inc., (2)			$116,902

1,775	Walter Industries Inc.			133,675
	Total Metals & Mining			250,577
	Oil, Gas & Consumable Fuels – 2.8%

1,547	Alpha Natural Resources Inc., (2)			67,109

1,885	Continental Resources Inc., (2)			80,848

2,407	Petrohawk Energy Corporation, (2)			57,744
	Total Oil, Gas & Consumable Fuels			205,701
	Personal Products – 0.8%

1,160	Estee Lauder Companies Inc., Class A			56,098
	Retail REIT – 1.0%

884	Simon Property Group, Inc.			70,543
	Road & Rail – 2.1%

3,252	CSX Corporation			157,689
	Semiconductors & Equipment – 7.8%

5,800	Broadcom Corporation, Class A, (2)			182,410

9,915	Intel Corporation			202,266

4,032	Marvell Technology Group Ltd., (2)			83,664

4,790	Novellus Systems, Inc., (2)			111,799
	Total Semiconductors & Equipment			580,139
	Software – 4.9%

878	Ansys Inc., (2)			38,158

951	Citrix Systems, (2)			39,571

2,190	Rovi Corporation, (2)			69,795

1,777	Salesforce.com, Inc., (2)			131,089

1,910	Sybase, Inc., (2)			82,894
	Total Software			361,507
	Thrifts & Mortgage Finance – 0.9%

5,050	Hudson City Bancorp, Inc.			69,337
	Tobacco – 2.2%

3,413	Philip Morris International			164,472
	Total Common Stocks (cost $5,829,767)			7,319,526

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.4%

$103	Repurchase Agreement with State Street Bank, dated 12/31/09, repurchase price $102,543, collateralized by $105,000 U.S. Treasury Bills, 0.000%, due 7/01/10, value $104,895	0.000%	1/04/10	$102,543
	Total Short-Term Investments (cost $102,543)			102,543
	Total Investments (cost $5,932,310) – 99.9%			7,422,069
	Other Assets Less Liabilities – 0.1%			11,045
	Net Assets – 100%			$7,433,114

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

December 31, 2009

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,319,526	$—	$—	$7,319,526
Short-Term Investments	102,543	—	—	102,543
Total	$7,422,069	$—	$—	$7,422,069

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $6,078,384.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$1,544,936
Depreciation	(201,251)
Net unrealized appreciation (depreciation) of investments	$1,343,685

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

December 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 102.8%

	Aerospace & Defense – 1.1%

230	Raytheon Company	$11,850
	Air Freight & Logistics – 1.3%

164	FedEx Corporation	13,686
	Beverages – 2.0%

306	Coca-Cola Enterprises Inc.	6,487

199	Dr. Pepper Snapple Group	5,632

222	Molson Coors Brewing Company, Class B	10,026
	Total Beverages	22,145
	Biotechnology – 1.4%

277	Amgen Inc., (2)	15,670
	Capital Markets – 3.9%

96	Goldman Sachs Group, Inc.	16,209

403	Invesco LTD	9,466

542	Legg Mason, Inc.	16,347
	Total Capital Markets	42,022
	Chemicals – 1.1%

191	Eastman Chemical Company	11,506
	Commercial & Professional Services – 1.5%

680	Corrections Corporation of America, (2)	16,694
	Commercial Banks – 1.9%

511	BB&T Corporation	12,964

289	Wells Fargo & Company	7,800
	Total Commercial Banks	20,764
	Commercial Services & Supplies – 1.1%

408	Republic Services, Inc.	11,550
	Communications Equipment – 0.8%

320	CommScope Inc., (2)	8,490
	Computers & Peripherals – 4.9%

214	Hewlett-Packard Company	11,023

53	International Business Machines Corporation (IBM)	6,938

1,192	Seagate Technology	21,682

308	Western Digital Corporation, (2)	13,598
	Total Computers & Peripherals	53,241
	Consumer Finance – 1.2%

337	Capital One Financial Corporation	12,921
	Diversified Financial Services – 8.6%

2,831	Bank of America Corporation	42,634

27	CME Group, Inc.	9,071

988	JPMorgan Chase & Co.	41,170
	Total Diversified Financial Services	92,875
	Diversified Telecommunication Services – 0.6%

193	CenturyTel, Inc.	6,989
	Electric Utilities – 3.1%

321	Exelon Corporation	15,687

340	FPL Group, Inc.	17,959
	Total Electric Utilities	33,646

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

December 31, 2009

Shares	Description (1)	Value

	Electronic Components – 1.2%

655	Corning Incorporated	$12,648
	Energy Equipment & Services – 2.3%

447	Halliburton Company	13,450

369	Pride International Inc., (2)	11,775
	Total Energy Equipment & Services	25,225
	Food & Staples Retailing – 1.7%

342	Wal-Mart Stores, Inc.	18,280
	Food Products – 0.8%

232	Hershey Foods Corporation	8,303
	Health Care Equipment & Supplies – 1.2%

260	Covidien PLC	12,451
	Health Care Providers & Services – 1.5%

260	Quest Diagnostics Incorporated	15,699
	Household Durables – 1.2%

830	Newell Rubbermaid Inc.	12,458
	Industrial Power Producers & Energy Traders – 1.3%

385	Constellation Energy Group	13,540
	Insurance – 5.2%

197	Ace Limited	9,929

450	Allstate Corporation	13,518

313	Prudential Financial, Inc.	15,575

342	Travelers Companies, Inc.	17,052
	Total Insurance	56,074
	IT Services – 3.0%

367	Visa Inc.	32,098
	Leisure Equipment & Products – 1.1%

363	Hasbro, Inc.	11,638
	Machinery – 4.1%

262	Caterpillar Inc.	14,931

111	Flowserve Corporation	10,493

510	Oshkosh Truck Corporation	18,885
	Total Machinery	44,309
	Media – 2.9%

454	Cablevision Systems Corporation	11,722

1,155	Comcast Corporation, Class A	19,473
	Total Media	31,195
	Metals & Mining – 5.0%

181	Cliffs Natural Resources Inc.	8,342

272	Freeport-McMoRan Copper & Gold, Inc., (2)	21,839

662	Steel Dynamics Inc.	11,731

226	United States Steel Corporation	12,457
	Total Metals & Mining	54,369
	Mortgage REIT – 1.4%

893	Annaly Capital Management Inc.	15,494
	Multiline Retail – 0.9%

570	Federated Department Stores, Inc.	9,553

14	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 14.2%

167	Anadarko Petroleum Corporation	$10,424

482	Chesapeake Energy Corporation	12,474

370	Cimarex Energy Company	19,599

255	Continental Resources Inc., (2)	10,937

237	Devon Energy Corporation	17,420

139	EOG Resources, Inc.	13,525

229	Hess Corporation	13,855

248	Newfield Exploration Company, (2)	11,961

455	Occidental Petroleum Corporation	37,014

361	Valero Energy Corporation	6,047
	Total Oil, Gas & Consumable Fuels	153,256
	Pharmaceuticals – 5.0%

873	Bristol-Myers Squibb Company	22,043

177	Johnson & Johnson	11,401

526	Watson Pharmaceuticals Inc., (2)	20,835
	Total Pharmaceuticals	54,279
	Retail REIT – 0.8%

634	Kimco Realty Corporation	8,578
	Road & Rail – 2.0%

404	Norfolk Southern Corporation	21,178
	Semiconductors & Equipment – 4.1%

1,226	Intel Corporation	25,010

525	KLA-Tencor Corporation	18,984
	Total Semiconductors & Equipment	43,994
	Specialty Retail – 3.0%

278	Abercrombie & Fitch Co., Class A	9,688

770	Home Depot, Inc.	22,276
	Total Specialty Retail	31,964
	Thrifts & Mortgage Finance – 1.0%

810	Hudson City Bancorp, Inc.	11,121
	Tobacco – 2.5%

555	Philip Morris International	26,745
	Wireless Telecommunication Services – 0.9%

257	Crown Castle International Corporation, (2)	10,033
	Total Investments (cost $962,856) – 102.8%	1,108,531
	Other Assets Less Liabilities – (2.8)%	(30,146)
	Net Assets – 100%	$1,078,385

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

December 31, 2009

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,108,531	$—	$—	$1,108,531

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $981,380.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$152,801
Depreciation	(25,650)
Net unrealized appreciation (depreciation) of investments	$127,151

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

December 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 96.8%

	Aerospace & Defense – 1.2%

131	Alliant Techsystems Inc., (2)	$11,563
	Beverages – 2.3%

413	Dr. Pepper Snapple Group	11,688

233	Molson Coors Brewing Company, Class B	10,522
	Total Beverages	22,210
	Biotechnology – 1.3%

644	BioMarin Pharmaceutical Inc., (2)	12,114
	Building Products – 0.8%

577	Masco Corporation	7,968
	Capital Markets – 5.6%

112	Affiliated Managers Group Inc., (2)	7,543

339	Ameriprise Financial, Inc.	13,160

333	Invesco LTD	7,822

315	Lazard Limited	11,961

424	Legg Mason, Inc.	12,788
	Total Capital Markets	53,274
	Chemicals – 4.3%

455	Celanese Corporation, Series A	14,606

232	Lubrizol Corporation	16,924

235	Scotts Miracle Gro Company	9,238
	Total Chemicals	40,768
	Commercial Banks – 1.5%

206	Commerce Bancshares Inc.	7,976

328	SunTrust Banks, Inc.	6,655
	Total Commercial Banks	14,631
	Communications Equipment – 0.8%

300	CommScope Inc., (2)	7,959
	Computers & Peripherals – 5.4%

78	Apple, Inc., (2)	16,447

422	Network Appliance Inc., (2)	14,513

453	Western Digital Corporation, (2)	19,997
	Total Computers & Peripherals	50,957
	Containers & Packaging – 1.3%

526	Packaging Corp. of America	12,103
	Electric Utilities – 1.7%

132	Exelon Corporation	6,451

480	Great Plains Energy Incorporated	9,307
	Total Electric Utilities	15,758
	Energy Equipment & Services – 2.5%

227	FMC Technologies Inc., (2)	13,130

320	Pride International Inc., (2)	10,211
	Total Energy Equipment & Services	23,341
	Food Products – 0.6%

180	Campbell Soup Company	6,084

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

December 31, 2009

Shares	Description (1)	Value
	Gas Utilities – 1.0%

186	National Fuel Gas Company	$9,300
	Health Care Providers & Services – 4.2%

419	Community Health Systems, Inc., (2)	14,916

174	Express Scripts, Inc., (2)	15,042

136	Laboratory Corporation of America Holdings, (2)	10,178
	Total Health Care Providers & Services	40,136
	Household Durables – 1.5%

966	Newell Rubbermaid Inc.	14,500
	Industrial Power Producers & Energy Traders – 1.8%

494	Constellation Energy Group	17,374
	Insurance – 3.3%

228	Arch Capital Group Limited, (2)	16,313

589	WR Berkley Corporation	14,513
	Total Insurance	30,826
	Internet Software & Services – 1.0%

85	Equinix Inc., (2)	9,023
	IT Services – 1.4%

51	MasterCard, Inc.	13,055
	Leisure Equipment & Products – 1.6%

470	Hasbro, Inc.	15,068
	Life Sciences Tools & Services – 0.8%

235	Illumina Inc., (2)	7,203
	Machinery – 6.2%

202	Cummins Inc.	9,264

154	Donaldson Company, Inc.	6,551

421	Oshkosh Truck Corporation	15,590

474	Terex Corporation, (2)	9,390

372	Timken Company	8,820

495	Trinity Industries Inc.	8,633
	Total Machinery	58,248
	Media – 2.9%

446	Cablevision Systems Corporation	11,516

382	Scripps Networks Interactive, Class A Shares	15,853
	Total Media	27,369
	Metals & Mining – 3.2%

527	Steel Dynamics Inc.	9,338

224	United States Steel Corporation	12,347

113	Walter Industries Inc.	8,510
	Total Metals & Mining	30,195
	Mortgage REIT – 1.8%

979	Annaly Capital Management Inc.	16,986
	Multiline Retail – 2.2%

305	Big Lots, Inc., (2)	8,839

684	Federated Department Stores, Inc.	11,464
	Total Multiline Retail	20,303

18	Nuveen Investments

Shares	Description (1)	Value
	Multi-Utilities – 2.0%

415	PG&E Corporation	$18,530
	Office REIT – 1.4%

1,104	Duke Realty Corporation	13,436
	Oil, Gas & Consumable Fuels – 5.3%

203	Alpha Natural Resources Inc., (2)	8,806

290	Cimarex Energy Company	15,361

323	Continental Resources Inc., (2)	13,853

119	Hess Corporation	7,200

550	SandRidge Energy Inc., (2)	5,187
	Total Oil, Gas & Consumable Fuels	50,407
	Personal Products – 3.0%

295	Estee Lauder Companies Inc., Class A	14,266

310	Mead Johnson Nutrition Company, Class A Shares	13,547
	Total Personal Products	27,813
	Pharmaceuticals – 1.6%

380	Perrigo Company	15,139
	Retail REIT – 0.7%

496	Kimco Realty Corporation	6,711
	Road & Rail – 0.9%

261	Kansas City Southern Industries, (2)	8,689
	Semiconductors & Equipment – 5.4%

405	Broadcom Corporation, Class A, (2)	12,737

322	KLA-Tencor Corporation	11,644

726	Marvell Technology Group Ltd., (2)	15,065

447	Xilinx, Inc.	11,202
	Total Semiconductors & Equipment	50,648
	Software – 4.4%

325	Rovi Corporation, (2)	10,358

266	Salesforce.com, Inc., (2)	19,623

273	Sybase, Inc., (2)	11,848
	Total Software	41,829
	Specialized REIT – 1.0%

313	Health Care Property Investors Inc.	9,559
	Specialty Retail – 6.0%

336	Abercrombie & Fitch Co., Class A	11,710

963	Chico’s FAS, Inc., (2)	13,530

220	Guess Inc.	9,306

419	PetSmart Inc.	11,183

547	Williams-Sonoma Inc.	11,367
	Total Specialty Retail	57,096
	Thrifts & Mortgage Finance – 1.2%

828	Hudson City Bancorp, Inc.	11,368
	Wireless Telecommunication Services – 1.7%

413	Crown Castle International Corporation, (2)	16,124
	Total Investments (cost $730,484) – 96.8%	915,665
	Other Assets Less Liabilities – 3.2%	30,186
	Net Assets – 100%	$945,851

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

December 31, 2009

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$915,665	$—	$—	$915,665

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $738,286.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$198,287
Depreciation	(20,908)
Net unrealized appreciation (depreciation) of investments	$177,379

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

December 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 97.6%

	Aerospace & Defense – 1.9%

58	Alliant Techsystems Inc., (2)	$5,120

103	Esterline Technologies Corporation, (2)	4,199

239	GeoEye, Inc., (2)	6,663
	Total Aerospace & Defense	15,982
	Beverages – 1.5%

52	Boston Beer Company, (2)	2,423

190	Dr. Pepper Snapple Group	5,377

107	Molson Coors Brewing Company, Class B	4,832
	Total Beverages	12,632
	Biotechnology – 2.6%

237	Alnylam Pharmaceuticals, Inc., (2)	4,176

299	BioMarin Pharmaceutical Inc., (2)	5,624

469	ISIS Pharmaceuticals, Inc., (2)	5,206

176	Medivation, Inc., (2)	6,626
	Total Biotechnology	21,632
	Building Products – 0.9%

286	Apogee Enterprises, Inc.	4,004

254	Masco Corporation	3,508
	Total Building Products	7,512
	Capital Markets – 4.6%

52	Affiliated Managers Group Inc., (2)	3,502

153	Ameriprise Financial, Inc.	5,939

148	Invesco LTD	3,477

145	Lazard Limited	5,506

195	Legg Mason, Inc.	5,881

101	Piper Jaffray Companies, (2)	5,112

149	Stifel Financial Corporation, (2)	8,827
	Total Capital Markets	38,244
	Chemicals – 4.2%

205	Celanese Corporation, Series A	6,581

103	Lubrizol Corporation	7,514

106	Minerals Technologies Inc.	5,774

103	Scotts Miracle Gro Company	4,049

568	Solutia Inc., (2)	7,214

159	Westlake Chemical Corporation	3,964
	Total Chemicals	35,096
	Commercial Banks – 3.9%

95	Commerce Bancshares Inc.	3,678

314	Community Bank System Inc.	6,063

235	First Financial Bancorp.	3,422

128	Hancock Holding Company	5,605

146	SunTrust Banks, Inc.	2,962

87	SVB Financial Group, (2)	3,627

174	UMB Financial Corporation	6,847
	Total Commercial Banks	32,204

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2009

Shares	Description (1)	Value
	Commercial Services & Supplies – 0.5%

483	EnergySolutions Inc.	$4,101
	Communications Equipment – 2.7%

130	CommScope Inc., (2)	3,449

91	Comtech Telecom Corporation, (2)	3,190

343	Interdigital Inc., (2)	9,103

245	Plantronics Inc.	6,365
	Total Communications Equipment	22,107
	Computers & Peripherals – 2.8%

36	Apple, Inc., (2)	7,591

186	Network Appliance Inc., (2)	6,397

203	Western Digital Corporation, (2)	8,962
	Total Computers & Peripherals	22,950
	Containers & Packaging – 1.6%

238	Packaging Corp. of America	5,476

161	Rock-Tenn Company	8,116
	Total Containers & Packaging	13,592
	Diversified Financial Services – 0.7%

363	PHH Corporation, (2)	5,848
	Diversified REIT – 0.4%

72	PS Business Parks Inc.	3,604
	Diversified Telecommunication Services – 0.4%

237	Cbeyond Inc., (2)	3,733
	Electric Utilities – 0.8%

59	Exelon Corporation	2,883

216	Great Plains Energy Incorporated	4,188
	Total Electric Utilities	7,071
	Electrical Equipment – 1.6%

597	GrafTech International Ltd., (2)	9,283

198	Harbin Electric, Inc., (2)	4,067
	Total Electrical Equipment	13,350
	Electronic Equipment & Instruments – 0.6%

175	Multi Fineline Electronix, Inc., (2)	4,965
	Energy Equipment & Services – 1.3%

97	FMC Technologies Inc., (2)	5,610

150	Pride International Inc., (2)	4,787
	Total Energy Equipment & Services	10,397
	Food Products – 0.3%

79	Campbell Soup Company	2,670
	Gas Utilities – 0.5%

83	National Fuel Gas Company	4,150
	Health Care Equipment & Supplies – 1.5%

234	ev3, Inc., (2)	3,122

241	Masimo Corporation, (2)	7,331

67	Steris Corporation	1,874
	Total Health Care Equipment & Supplies	12,327

22	Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services – 4.4%

166	Centene Corporation, (2)	$3,514

195	Community Health Systems, Inc., (2)	6,942

127	Emergency Medical Services Corporation, (2)	6,877

81	Express Scripts, Inc., (2)	7,002

444	HealthSouth Corporation, (2)	8,334

58	Laboratory Corporation of America Holdings, (2)	4,341
	Total Health Care Providers & Services	37,010
	Household Durables – 2.8%

224	Meritage Corporation, (2)	4,330

434	Newell Rubbermaid Inc.	6,514

536	Tempur Pedic International Inc., (2)	12,665
	Total Household Durables	23,509
	Industrial Power Producers & Energy Traders – 0.9%

222	Constellation Energy Group	7,808
	Insurance – 3.1%

102	Arch Capital Group Limited, (2)	7,298

201	Aspen Insurance Holdings Limited	5,115

317	Delphi Financial Group, Inc.	7,091

265	WR Berkley Corporation	6,530
	Total Insurance	26,034
	Internet & Catalog Retail – 1.8%

146	NetFlix.com Inc., (2)	8,050

222	Nutri System Inc.	6,920
	Total Internet & Catalog Retail	14,970
	Internet Software & Services – 1.6%

36	Equinix Inc., (2)	3,821

438	Rackspace Hosting Inc., (2)	9,132
	Total Internet Software & Services	12,953
	IT Services – 2.5%

23	MasterCard, Inc.	5,888

423	VeriFone Holdings Inc., (2)	6,929

261	Wright Express Corporation, (2)	8,315
	Total IT Services	21,132
	Leisure Equipment & Products – 0.8%

211	Hasbro, Inc.	6,765
	Life Sciences Tools & Services – 1.4%

44	Bio-Rad Laboratories Inc., (2)	4,244

251	Illumina Inc., (2)	7,693
	Total Life Sciences Tools & Services	11,937
	Machinery – 3.2%

90	Cummins Inc.	4,127

69	Donaldson Company, Inc.	2,935

190	Oshkosh Truck Corporation	7,036

218	Terex Corporation, (2)	4,319

167	Timken Company	3,960

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2009

Shares	Description (1)	Value
	Machinery (continued)

223	Trinity Industries Inc.	$3,889
	Total Machinery	26,266
	Marine – 0.9%

329	Genco Shipping and Trading Limited, (2)	7,363
	Media – 1.5%

205	Cablevision Systems Corporation	5,293

178	Scripps Networks Interactive, Class A Shares	7,387
	Total Media	12,680
	Metals & Mining – 1.6%

234	Steel Dynamics Inc.	4,146

101	United States Steel Corporation	5,567

52	Walter Industries Inc.	3,916
	Total Metals & Mining	13,629
	Mortgage REIT – 1.9%

439	Annaly Capital Management Inc.	7,617

291	Hatteras Financial Corp.	8,136
	Total Mortgage REIT	15,753
	Multiline Retail – 1.6%

278	Big Lots, Inc., (2)	8,056

297	Federated Department Stores, Inc.	4,978
	Total Multiline Retail	13,034
	Multi-Utilities – 1.0%

187	PG&E Corporation	8,350
	Office REIT – 0.7%

492	Duke Realty Corporation	5,988
	Oil, Gas & Consumable Fuels – 7.0%

257	Alpha Natural Resources Inc., (2)	11,149

131	Cimarex Energy Company	6,939

93	Comstock Resources Inc., (2)	3,773

143	Continental Resources Inc., (2)	6,133

53	Hess Corporation	3,207

166	McMoran Exploration Corporation, (2)	1,331

409	Rosetta Resources, Inc., (2)	8,151

249	SandRidge Energy Inc., (2)	2,348

224	Stone Energy Corporation, (2)	4,043

39	Whiting Petroleum Corporation, (2)	2,787

306	World Fuel Services Corporation	8,198
	Total Oil, Gas & Consumable Fuels	58,059
	Paper & Forest Products – 0.2%

198	Buckeye Technologies Inc., (2)	1,932
	Personal Products – 1.5%

133	Estee Lauder Companies Inc., Class A	6,432

138	Mead Johnson Nutrition Company, Class A Shares	6,031
	Total Personal Products	12,463
	Pharmaceuticals – 0.8%

173	Perrigo Company	6,892

24	Nuveen Investments

Shares	Description (1)	Value
	Professional Services – 0.4%

203	TrueBlue Inc., (2)	$3,006
	Residential REIT – 0.8%

131	Equity Lifestyles Properties Inc.	6,612
	Retail REIT – 1.8%

490	Inland Real Estate Corporation	3,994

221	Kimco Realty Corporation	2,990

202	Tanger Factory Outlet Centers	7,876
	Total Retail REIT	14,860
	Road & Rail – 0.5%

120	Kansas City Southern Industries, (2)	3,995
	Semiconductors & Equipment – 4.0%

178	Broadcom Corporation, Class A, (2)	5,598

145	KLA-Tencor Corporation	5,243

322	Marvell Technology Group Ltd., (2)	6,682

276	Monolithic Power Systems, Inc., (2)	6,616

510	ON Semiconductor Corporation, (2)	4,493

197	Xilinx, Inc.	4,937
	Total Semiconductors & Equipment	33,569
	Software – 5.1%

77	Advent Software Inc., (2)	3,136

104	Ansys Inc., (2)	4,520

357	CommVault Systems, Inc., (2)	8,457

166	JDA Software Group, (2)	4,228

132	Manhattan Associates Inc., (2)	3,172

146	Rovi Corporation, (2)	4,653

121	Salesforce.com, Inc., (2)	8,926

123	Sybase, Inc., (2)	5,338
	Total Software	42,430
	Specialized REIT – 1.0%

141	Health Care Property Investors Inc.	4,306

192	LaSalle Hotel Properties	4,076
	Total Specialized REIT	8,382
	Specialty Retail – 4.9%

154	Abercrombie & Fitch Co., Class A	5,367

449	Chico’s FAS, Inc., (2)	6,308

231	Guess Inc.	9,771

132	J. Crew Group Inc., (2)	5,906

179	PetSmart Inc.	4,778

363	Stein Mart, Inc., (2)	3,870

246	Williams-Sonoma Inc.	5,112
	Total Specialty Retail	41,112
	Textiles, Apparel & Luxury Goods – 1.1%

145	Fossil Inc., (2)	4,866

95	Steven Madden Limited, (2)	3,918
	Total Textiles, Apparel & Luxury Goods	8,784

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2009

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 0.6%

369	Hudson City Bancorp, Inc.	$5,066
	Wireless Telecommunication Services – 0.9%

190	Crown Castle International Corporation, (2)	7,418
	Total Investments (cost $720,027) – 97.6%	813,928
	Other Assets Less Liabilities – 2.4%	20,124
	Net Assets – 100%	$834,052

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$813,928	$—	$—	$813,928

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $720,230.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$122,263
Depreciation	(28,565)
Net unrealized appreciation (depreciation) of investments	$93,698

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

December 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 1.5%

661	BAE Systems PLC, Sponsored ADR, (3)	$15,322
	Automobiles – 6.3%

850	Honda Motor Company Limited, ADR	28,815

397	Toyota Motor Corporation, Sponsored ADR	33,412
	Total Automobiles	62,227
	Beverages – 2.6%

165	Coca Cola Femsa SAB de CV	10,844

3,003	Foster’s Group Limited, ADR, (3)	14,655
	Total Beverages	25,499
	Capital Markets – 6.9%

594	Credit Suisse Group, Sponsored ADR	29,201

389	Deutsche Bank AG	27,584

1,477	Nomura Holdings Inc.	10,930
	Total Capital Markets	67,715
	Commercial Banks – 15.9%

617	Banco Bradesco S.A., ADR	13,494

729	Banco Itau Holdings Financeira, S.A., Sponsred ADR	16,650

1,759	Banco Santander Central S.A., ADR	28,918

399	Bank of Nova Scotia	18,649

126	HDFC Bank Ltd	16,390

457	ICICI Bank Limited, ADR	17,233

360	National Australia Bank Limited, Sponsored ADR, (3)	8,791

311	Royal Bank of Canada	16,654

369	Societe Generale, (3)	5,184

233	Toronto-Dominion Bank	14,614
	Total Commercial Banks	156,577
	Diversified Telecommunication Services – 3.4%

554	France Telecom S.A., Sponsored ADR	13,983

233	Telefonica S.A., Sponsored ADR	19,460
	Total Diversified Telecommunication Services	33,443
	Electric Utilities – 2.8%

661	E.ON A.G., Sponsored ADR, (3)	27,597
	Electrical Equipment – 2.7%

1,419	ABB Limited, ADR, (2)	27,103
	Electronic Equipment & Instruments – 2.2%

953	Nidec Corporation, ADR	22,119
	Energy Equipment & Services – 0.8%

505	ACERGY S.A., ADR	7,883
	Food & Staples Retailing – 3.3%

175	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	13,146

1,439	Koninklijke Ahold NV, Sponsored ADR, (3)	19,067
	Total Food & Staples Retailing	32,213
	Food Products – 2.0%

292	Nestle S.A., Sponsored ADR, (3)	14,118

185	Unilever PLC, ADR	5,902
	Total Food Products	20,020

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

December 31, 2009

Shares	Description (1)	Value

	Health Care Providers & Services – 1.6%

290	Fresenius SE, ADR	$15,373
	Hotels, Restaurants & Leisure – 1.5%

428	Carnival Corporation, ADR, (2)	14,406
	Insurance – 5.6%

1,196	AXA-UAP, Sponsored ADR	28,321

32	Fairfax Financial Holdings Limited, (3)	12,479

729	Prudential Corporation PLC	14,864
	Total Insurance	55,664
	IT Services – 1.8%

1,341	CGI Group Inc., (2)	18,184
	Media – 2.0%

768	Net Servios de Comunicao, ADR, (2)	10,391

194	WPP Group PLC, Sponsored ADR	9,438
	Total Media	19,829
	Metals & Mining – 6.9%

447	BHP Billiton PLC, ADR	28,541

214	BHP Billiton LTD, ADR	16,388

457	Silver Wheaton Corporation, (2)	6,864

894	Sterlite Industries India Ltd., ADR	16,289
	Total Metals & Mining	68,082
	Multi-Utilities – 3.1%

87	RWE AG, Sponsored ADR, (3)	8,517

671	Veolia Environment S.A., ADR	22,062
	Total Multi-Utilities	30,579
	Office Electronics – 3.0%

697	Canon Inc., ADR	29,497
	Oil, Gas & Consumable Fuels – 10.8%

121	BG PLC., Sponsored ADR, (3)	10,951

272	BP PLC, Sponsored ADR	15,768

369	Nexen Inc.	8,830

622	Repsol YPF S.A., ADR	16,583

1,129	StatoilHydro ASA, Sponsored ADR	28,123

404	Total S.A., Sponsored ADR	25,872
	Total Oil, Gas & Consumable Fuels	106,127
	Pharmaceuticals – 9.3%

658	AstraZeneca PLC, Sponsored ADR	30,887

272	Bayer AG, Sponsored ADR, (3)	21,928

204	Novartis AG, Sponsored ADR	11,104

501	Sanofi-Aventis, Sponsored ADR	19,674

146	Teva Pharmaceutical Industries Limited, Sponsored ADR	8,202
	Total Pharmaceuticals	91,795
	Water Utilities – 0.2%

49	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (2)	1,917
	Wireless Telecommunication Services – 3.8%

399	Millicom International Cellular S.A.	29,434

28	Nuveen Investments

Shares	Description (1)	Value

	Wireless Telecommunication Services (continued)

369	Vodafone Group PLC, Sponsored ADR	$8,520
	Total Wireless Telecommunication Services	37,954
	Total Investments (cost $764,682) – 100.0%	987,125
	Other Assets Less Liabilities – (0.0)%	(168)
	Net Assets – 100%	$986,957

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$828,516	$158,609	$—	$987,125

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $781,409.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$223,029
Depreciation	(17,313)
Net unrealized appreciation (depreciation) of investments	$205,716

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

December 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 99.1%

	Aerospace & Defense – 0.6%

375	Raytheon Company	$19,320
	Air Freight & Logistics – 1.5%

536	FedEx Corporation	44,729
	Beverages – 3.2%

1,698	Coca-Cola Company	96,786
	Biotechnology – 3.4%

439	Biogen Idec Inc., (2)	23,487

268	Celgene Corporation, (2)	14,922

1,468	Gilead Sciences, Inc., (2)	63,535
	Total Biotechnology	101,944
	Capital Markets – 1.6%

285	Goldman Sachs Group, Inc.	48,119
	Chemicals – 3.0%

1,478	Mosaic Company	88,281
	Commercial Banks – 0.9%

714	Commerce Bancshares Inc.	27,646
	Commercial Services & Supplies – 1.2%

402	Stericycle Inc., (2)	22,178

436	Waste Management, Inc.	14,741
	Total Commercial Services & Supplies	36,919
	Computers & Peripherals – 8.6%

584	Apple, Inc., (2)	123,142

737	International Business Machines Corporation (IBM)	96,473

848	Western Digital Corporation, (2)	37,439
	Total Computers & Peripherals	257,054
	Consumer Finance – 1.8%

1,307	American Express Company	52,960
	Diversified Financial Services – 2.7%

1,944	JPMorgan Chase & Co.	81,006
	Diversified Telecommunication Services – 0.4%

402	Verizon Communications Inc.	13,318
	Electric Utilities – 3.3%

335	FPL Group, Inc.	17,695

1,307	Progress Energy, Inc.	53,600

871	Southern Company	29,022
	Total Electric Utilities	100,317
	Electronic Equipment & Instruments – 0.8%

1,215	Corning Incorporated	23,462
	Energy Equipment & Services – 1.1%

1,123	Halliburton Company	33,791
	Food & Staples Retailing – 0.6%

335	Wal-Mart Stores, Inc.	17,906
	Food Products – 5.7%

1,230	Campbell Soup Company	41,574

670	General Mills, Inc.	47,443

30	Nuveen Investments

Shares	Description (1)	Value
	Food Products (continued)

704	H.J. Heinz Company	$30,103

982	Kellogg Company	52,242
	Total Food Products	171,362
	Health Care Equipment & Supplies – 5.5%

945	Baxter International, Inc.	55,453

519	Becton, Dickinson and Company	40,928

369	Covidien PLC	17,671

603	Edwards Lifesciences Corporation, (2)	52,371
	Total Health Care Equipment & Supplies	166,423
	Health Care Providers & Services – 7.5%

1,427	AmerisourceBergen Corporation	37,202

402	Express Scripts, Inc., (2)	34,753

335	McKesson HBOC Inc.	20,938

1,046	Medco Health Solutions, Inc., (2)	66,850

506	Quest Diagnostics Incorporated	30,552

1,140	Universal Health Services, Inc., Class B	34,770
	Total Health Care Providers & Services	225,065
	Household Products – 4.0%

915	Colgate-Palmolive Company	75,167

690	Kimberly-Clark Corporation	43,960
	Total Household Products	119,127
	Insurance – 1.4%

204	Arch Capital Group Limited, (2)	14,596

550	Prudential Financial, Inc.	27,368
	Total Insurance	41,964
	Internet & Catalog Retail – 3.0%

359	Amazon.com, Inc., (2)	48,293

774	NetFlix.com Inc., (2)	42,678
	Total Internet & Catalog Retail	90,971
	Internet Software & Services – 3.1%

151	Google Inc., Class A, (2)	93,617
	IT Services – 1.1%

131	MasterCard, Inc.	33,533
	Media – 1.4%

1,273	DIRECTV Group, Inc., (2)	42,455
	Metals & Mining – 8.1%

1,171	Cliffs Natural Resources Inc.	53,971

717	Freeport-McMoRan Copper & Gold, Inc., (2)	57,568

1,354	United States Steel Corporation	74,632

734	Walter Industries Inc.	55,278
	Total Metals & Mining	241,449
	Oil, Gas & Consumable Fuels – 7.1%

1,041	Cabot Oil & Gas Corporation	45,377

787	Cimarex Energy Company	41,687

828	Continental Resources Inc., (2)	35,513

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

December 31, 2009

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

449	Hess Corporation	$27,165

737	Petrohawk Energy Corporation, (2)	17,681

924	Southwestern Energy Company, (2)	44,537
	Total Oil, Gas & Consumable Fuels	211,960
	Pharmaceuticals – 6.1%

1,283	Bristol-Myers Squibb Company	32,396

1,668	Johnson & Johnson	107,436

1,119	Watson Pharmaceuticals Inc., (2)	44,324
	Total Pharmaceuticals	184,156
	Real Estate Investment Trust – 0.2%

466	Walter Investment Management Corporation	6,678
	Semiconductors & Equipment – 3.2%

1,221	KLA-Tencor Corporation	44,151

2,547	Marvell Technology Group Ltd., (2)	52,850
	Total Semiconductors & Equipment	97,001
	Specialty Retail – 2.6%

1,568	Abercrombie & Fitch Co., Class A	54,645

781	Home Depot, Inc.	22,594
	Total Specialty Retail	77,239
	Thrifts & Mortgage Finance – 0.4%

747	People’s United Financial, Inc.	12,475
	Tobacco – 4.0%

570	Lorillard Inc.	45,731

1,541	Philip Morris International	74,261
	Total Tobacco	119,992
	Total Investments (cost $2,463,636) – 99.1%	2,979,025
	Other Assets Less Liabilities – 0.9%	25,966
	Net Assets – 100%	$3,004,991

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,979,025	$—	$—	$2,979,025

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement

32	Nuveen Investments

of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $2,534,644.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$529,325
Depreciation	(84,944)
Net unrealized appreciation (depreciation) of investments	$444,381

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 1, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2010